Cover	Jan. 09, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 09, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41361
Entity Registrant Name	AIMFINITY INVESTMENT CORP. I
Entity Central Index Key	0001903464
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	221 W 9th St
Entity Address, Address Line Two	PMB 235
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	(425)
Local Phone Number	365-2933
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, consisting of one Class A ordinary share, $0.0001 par value, one Class 1 redeemable warrant and one-half of one Class 2 redeemable warrant
Title of 12(b) Security	Units, consisting of one Class A ordinary share, $0.0001 par value, one Class 1 redeemable warrant and one-half of one Class 2 redeemable warrant
Trading Symbol	AIMAU
Security Exchange Name	NASDAQ
Class A ordinary shares, $0.0001 par value
Title of 12(b) Security	Class A ordinary shares, $0.0001 par value
Trading Symbol	AIMA
Security Exchange Name	NASDAQ
Class 1 redeemable warrants, each exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Class 1 redeemable warrants, each exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	AIMAW
Security Exchange Name	NASDAQ
Class 2 redeemable warrants, each exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Class 2 redeemable warrants, each exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	AIMAW
Security Exchange Name	NASDAQ